CAPITAL	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
CAPITAL
Capital

Risk-based capital. First Financial and its subsidiary, First Financial Bank, are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations involve quantitative measures of assets, liabilities and certain off-balance sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet minimum capital requirements can initiate regulatory action.

The Board of Governors of the Federal Reserve System approved a final rule implementing changes intended to strengthen the regulatory capital framework for all banking organizations (Basel III) which became effective January 1, 2015, subject to a phase-in period for certain provisions.  Basel III establishes and defines quantitative measures to ensure capital adequacy which require First Financial to maintain minimum amounts and ratios of Common Equity tier 1 capital, total and tier 1 capital to risk-weighted assets and tier 1 capital to average assets (leverage ratio).

The rule includes a new minimum ratio of common equity tier 1 capital to risk-weighted assets of 5.750% and a capital conservation buffer of 2.5% of risk-weighted assets that began on January 1, 2016 at 0.625% and will be phased in over a four-year period, increasing by the same amount each subsequent January 1, until fully phased-in on January 1, 2019.  Further, Basel III increased the minimum ratio of tier 1 capital to risk-weighted assets increased from 4.00% to 7.250% and and all banks are now subject to a 4.0% minimum leverage ratio.  The required total risk-based capital ratio is unchanged. Failure to maintain the required common equity Tier 1 capital conservation buffer will result in potential restrictions on a bank’s ability to pay dividends, repurchase stock and/or pay discretionary compensation to its employees.

First Financial's Tier 1 capital is comprised of total shareholders' equity less unrealized gains and losses on investment securities available-for-sale, accounted for under FASB ASC Topic 320, Investments-Debt and Equity Securities, and any amounts resulting from the application of FASB ASC Topic 715, Compensation-Retirement Benefits, that are recorded within accumulated other comprehensive income (loss), intangible assets and any valuation related to mortgage servicing rights. Total risk-based capital consists of Tier 1 capital plus the qualifying allowance for loan and lease losses and gross unrealized gains on equity securities. For purposes of calculating the leverage ratio, average assets represents quarterly average assets less assets ineligible for total risk-based capital including all or portions of intangible assets, mortgage servicing assets and the ALLL.

The revised capital requirements also provide strict eligibility criteria for regulatory capital instruments, and the method for calculating risk-weighted assets includes identification of riskier assets which require higher capital allocations, such as highly volatile commercial real estate and nonaccrual loans.

The following tables present the actual and required capital amounts and ratios as of December 31, 2017 and 2016 under the Basel III Capital Rules. The minimum required capital amounts presented include the minimum required capital levels based on the phase-in provisions of the Basel III Capital Rules as well as the minimum required capital levels as of January 1, 2019 when the Basel III Capital Rules have been fully phased-in. Capital levels required to be considered "well capitalized" are based upon prompt corrective action regulations, as amended to reflect the changes under the Basel III Capital Rules. All First Financial's regulatory capital ratios exceeded the amounts necessary to be classified as “well capitalized,” and total regulatory capital exceeded the “minimum” requirement by $271.6 million on a consolidated basis.

	Actual		Minimum capital required - Basel III current period		Required to be considered well capitalized - current period		Minimum capital required - Basel III fully phased-in
(Dollars in thousands)	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio
December 31, 2017
Common equity tier 1 capital to risk-weighted assets
Consolidated	$755,735	10.63%	$408,746	5.750%	N/A	N/A	$497,604	7.00%
First Financial Bank	794,251	11.21%	407,220	5.750%	$460,336	6.50%	495,746	7.00%

Tier 1 capital to risk-weighted assets
Consolidated	755,839	10.63%	515,376	7.250%	N/A	N/A	604,233	8.50%
First Financial Bank	794,355	11.22%	513,452	7.250%	$566,567	8.00%	601,978	8.50%

Total capital to risk-weighted assets
Consolidated	929,148	13.07%	657,548	9.250%	N/A	N/A	746,406	10.50%
First Financial Bank	856,363	12.09%	655,093	9.250%	708,209	10.00%	743,619	10.50%

Leverage
Consolidated	755,839	8.84%	342,198	4.00%	N/A	N/A	342,198	4.00%
First Financial Bank	794,355	9.29%	342,113	4.00%	427,642	5.00%	342,113	4.00%

	Actual		Minimum capital required - Basel III current period		Required to be considered well capitalized - current period		Minimum capital required - Basel III fully phased-in
(Dollars in thousands)	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio
December 31, 2016
Common equity tier 1 capital to risk-weighted assets
Consolidated	$703,891	10.46%	$344,848	5.125%	N/A	N/A	$471,012	7.00%
First Financial Bank	747,151	11.13%	344,038	5.125%	$436,341	6.50%	469,906	7.00%

Tier 1 capital to risk-weighted assets
Consolidated	703,995	10.46%	445,779	6.625%	N/A	N/A	571,943	8.50%
First Financial Bank	747,255	11.13%	444,732	6.625%	537,035	8.00%	570,600	8.50%

Total capital to risk-weighted assets
Consolidated	881,158	13.10%	580,354	8.625%	N/A	N/A	706,517	10.50%
First Financial Bank	813,433	12.12%	578,991	8.625%	671,294	10.00%	704,859	10.50%

Leverage
Consolidated	703,995	8.60%	327,562	4.00%	N/A	N/A	327,562	4.00%
First Financial Bank	747,255	9.13%	327,392	4.00%	409,240	5.00%	327,392	4.00%

Share repurchases. In October 2012, First Financial's board of directors approved a share repurchase plan under which the Company has the ability to repurchase up to 5,000,000 common shares. The Company did not repurchase any shares under this plan during 2016 or 2017. The Company repurchased 239,967 shares under the 2012 share repurchase plan during 2015 at an average price of $18.75 per share. At December 31, 2017, 3,509,133 common shares remained available for purchase under this repurchase plan.

ATM Offering. In March 2017, First Financial initiated an "at-the-market" equity offering program to provide flexibility with respect to capital planning and to support future growth. First Financial was not active through the ATM program during the period.